Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Breakdown of Expenses of Plans per Financial Year (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	€ 326	€ 707
Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	84	166
Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	242	512
Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	29
AGA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	202	308
AGA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	31	120
AGA | Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	171	47
AGA | Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	0
BSA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	1
BSA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	0
BSA | Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	0
BSA | Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	0	29
SO
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	124	398
SO | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	53	46
SO | Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	71	142
SO | Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	€ 0	€ 0